Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	¥ 11,491	¥ 8,306
Payments for computer systems under non-cancelable contracts	10,896	9,348	¥ 8,738
Estimated construction costs	143,120	131,948
Total unused credit and capital amount available	437,496	366,534
Guarantee Obligations Maximum Exposure	1,123,984	1,151,414
Guarantee Obligations Current Carrying Value	12,276	8,424
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program	2,683,671	2,587,597
Provision for credit losses in the consolidated statements of income	5,297	440
Integrated Resort Development [Member]
Commitments and Contingencies Disclosure [Line Items]
Total unused credit and capital amount available	270,168
Other liabilities
Commitments and Contingencies Disclosure [Line Items]
Allowance for off-balance sheet credit exposure	9,766	5,116	¥ 17,843
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	558,862	608,543
Guarantee Obligations Current Carrying Value	5,223	4,839
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	469,000	484,000
Guarantee Obligations Current Carrying Value	¥ 2,474	¥ 2,327